Trade receivables (Details) - GBP (£)	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Trade receivables
Trade receivables	£ 66,899,000	£ 33,740,000	£ 43,206,000
Less: non-current portion
Trade receivables	40,586,000	9,889,000	10,387,000
Non-current trade receivables	40,586,000	9,889,000	10,387,000
Current trade receivables	26,313,000	23,851,000	32,819,000
Transfer fees receivable	56,843,000	18,270,000	27,865,000
Deferred revenue contractually payable to Group	4,255,000	12,725,000	7,474,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	40,586,000	9,889,000	10,387,000
Cost / gross value
Trade receivables
Trade receivables	69,633,000	46,694,000	58,500,000
Accumulated impairment
Trade receivables
Trade receivables	(2,734,000)	(12,954,000)	(15,294,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade receivables
Trade receivables	£ 69,864,000	£ 34,259,000	£ 44,106,000